Contractual obligations	12 Months Ended
Dec. 31, 2023
Contractual Obligations
Contractual obligations

33 Contractual obligations

The Company has long-term commitments for the purchase of energy and circular feedstock. As of December 31, 2023, these commitments amounted to R$ 8,616 (2022: R$ 8,287) and are expected to be settled by 2044.